SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
The Company’s exploration and production activities are conducted in three geographic segments: North America, North Sea and Offshore Africa. These activities include the exploration, development, production and marketing of crude oil, natural gas liquids and natural gas. The Company’s Oil Sands Mining and Upgrading activities are reported in a separate segment from exploration and production activities. Midstream activities include the Company’s pipeline operations, an electricity co-generation system and Redwater Partnership.
Segmented revenue and segmented results include transactions between business segments. Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers are based on the location of the seller.

	North America			North Sea			Offshore Africa

(millions of Canadian dollars)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Segmented product sales
Crude oil and NGLs	$7,254	$7,655	$5,933	$753	$666	$478	$628	$579	$532
Natural gas	1,256	1,506	1,276	140	118	92	70	53	71
Total segmented product sales	8,510	9,161	7,209	893	784	570	698	632	603
Less: royalties	(723)	(809)	(524)	(2)	(1)	(1)	(51)	(41)	(26)
Segmented revenue	7,787	8,352	6,685	891	783	569	647	591	577
Segmented expenses
Production	2,405	2,362	2,186	405	400	403	208	226	200
Transportation, blending and feedstock	2,587	2,291	1,941	22	31	48	2	1	2
Depletion, depreciation and amortization	3,132	3,243	3,465	257	509	458	201	205	262
Asset retirement obligation accretion	87	80	66	29	27	35	9	9	12
Realized risk management (commodity derivatives)	(10)	(45)	6	—	—	—	—	—	—
Gain on acquisition, disposition and revaluation of properties	(277)	(35)	(32)	(139)	—	—	(36)	—	—
Equity loss (gain) from investments	—	—	—	—	—	—	—	—	—
Total segmented expenses	7,924	7,896	7,632	574	967	944	384	441	476
Segmented earnings (loss) before the following	$(137)	$456	$(947)	$317	$(184)	$(375)	$263	$150	$101
Non–segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management activities (other)
Foreign exchange loss (gain)
Loss (gain) from investments
Total non–segmented expenses
Earnings (loss) before taxes
Current income tax expense (recovery)
Deferred income tax expense (recovery)
Net earnings (loss)

Inter-segment elimination and Other includes internal transportation and electricity charges. Production, processing and other purchasing and selling activities that are not included in the above segments are also reported in the segmented information as Inter-segment eliminations and Other. In connection with the adoption of IFRS 15 on January 1, 2018 (see note 2), the Company has reclassified certain comparative figures for product sales, production expense and transportation, blending and feedstock expense for the years ended December 31, 2017 and 2016 in a manner consistent with the presentation adopted for the year ended December 31, 2018.
Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision makers.

Oil Sands Mining and Upgrading			Midstream			Inter–segment elimination and Other			Total

2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

$11,521	$7,072	$2,657	$102	$102	$114	$410	$448	$682	$20,668	$16,522	$10,396
—	—	—	—	—	—	148	161	167	1,614	1,838	1,606
11,521	7,072	2,657	102	102	114	558	609	849	22,282	18,360	12,002
(479)	(167)	(24)	—	—	—	—	—	—	(1,255)	(1,018)	(575)
11,042	6,905	2,633	102	102	114	558	609	849	21,027	17,342	11,427

3,367	2,600	1,292	21	16	25	58	71	78	6,464	5,675	4,184
1,087	679	80	—	—	—	491	527	751	4,189	3,529	2,822
1,557	1,220	662	14	9	11	—	—	—	5,161	5,186	4,858
61	48	29	—	—	—	—	—	—	186	164	142
—	—	—	—	—	—	—	—	—	(10)	(45)	6
—	(230)	—	—	(114)	(218)	—	—	—	(452)	(379)	(250)
—	—	—	5	(31)	(7)	—	—	—	5	(31)	(7)
6,072	4,317	2,063	40	(120)	(189)	549	598	829	15,543	14,099	11,755
$4,970	$2,588	$570	$62	$222	$303	$9	$11	$20	$5,484	$3,243	$(328)

									325	319	345
									(146)	134	355
									739	631	383
									(124)	80	27
									827	(787)	(55)
									341	(7)	(320)
									1,962	370	735
									3,522	2,873	(1,063)
									374	(164)	(618)
									557	640	(241)
									$2,591	$2,397	$(204)
Capital Expenditures (1)

	2018			2017
	Net expenditures	Non-cash and fair value changes	Capitalized costs	Net expenditures (2)	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America (3)	$118	$(52)	$66	$160	$(184)	$(24)
North Sea	—	—	—	—	—	—
Offshore Africa (4)	(54)	—	(54)	15	—	15
Oil Sands Mining and Upgrading	218	(225)	(7)	142	117	259
	$282	$(277)	$5	$317	$(67)	$250

Property, plant and equipment
Exploration and Production
North America	$2,553	$(362)	$2,191	$2,815	$354	$3,169
North Sea	131	(597)	(466)	160	95	255
Offshore Africa	228	(86)	142	89	12	101
	2,912	(1,045)	1,867	3,064	461	3,525
Oil Sands Mining and Upgrading (5)	1,229	(166)	1,063	9,592	5,454	15,046
Midstream (6)	13	—	13	80	114	194
Head office	21	—	21	19	—	19
	$4,175	$(1,211)	$2,964	$12,755	$6,029	$18,784

(1)	This table provides a reconciliation of capitalized costs including derecognitions and does not include the impact of foreign exchange adjustments.

(2)
Net expenditures on exploration and evaluation assets and property, plant and equipment for the year ended December 31, 2017 exclude non-cash share consideration of $3,818 million issued on the acquisition of AOSP and other assets. This non-cash consideration is included in non-cash and other fair value changes.

(3)	The above noted figures for 2017 exclude the impact of a pre-tax cash gain of $35 million on the disposition of certain exploration and evaluation assets.

(4)	The above noted figures for 2018 exclude the impact of a pre-tax cash gain of $16 million on the disposition of certain exploration and evaluation assets.

(5)	Net expenditures for Oil Sands Mining and Upgrading include capitalized interest and share-based compensation.

(6)	Included in 2017 is the impact of a pre-tax non-cash revaluation gain of $114 million ($83 million after-tax) related to a previously held joint interest in a pipeline system.
Segmented Assets

	2018	2017
Exploration and Production
North America	$27,199	$28,705
North Sea	1,699	1,854
Offshore Africa	1,471	1,331
Other	33	29
Oil Sands Mining and Upgrading	39,634	40,559
Midstream	1,413	1,279
Head office	110	110
	$71,559	$73,867